Goodwill and Intangible Assets (Details Narrative) (10K) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Impairment of goodwill
Amortization expense	$ 542,309	$ 184,000	1,784,390	1,701,714
Impairment charges
Minimum [Member]
Finite useful lives of amortized over period			3 years
Maximum [Member]
Finite useful lives of amortized over period			10 years